Note 16 - Stock-Based Compensation Plans (Details) - Summary of Option Activity (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Summary of Option Activity [Abstract]
Number of Stock Options Outstanding		2,510,161
Weighted- Average Exercise Price		$ 4.35
Weighted- Average Remaining Contractual Life (years)	1 year 328 days
Aggregate Intrinsic Value	$ 12.5
Vested or expected to vest at January 31, 2014	1,096,603
Vested or expected to vest at January 31, 2014	$ 4.32
Vested or expected to vest at January 31, 2014	1 year 292 days
Vested or expected to vest at January 31, 2014	12.1
Exercisable at January 31, 2014	975,708
Exercisable at January 31, 2014	$ 4.05
Exercisable at January 31, 2014	1 year 219 days
Exercisable at January 31, 2014	$ 11.1
Exercised	(990,913)	(163,000)	(691,000)
Exercised	$ 3.74
Settled for Cash/ Shares	(300,000)	(340,840)
Settled for Cash/ Shares	$ 4.28
Forfeited	(62,895)
Forfeited	$ 6.09
Expired	(16,500)
Expired	$ 4.11
Number of Stock Options Outstanding	1,139,853		2,510,161
Weighted- Average Exercise Price	$ 4.39		$ 4.35